Condensed Interim Consolidated Statements of Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 194,217	$ 642	$ 8,304	$ (214,845)	$ (11,682)
Beginning balance, share at Dec. 31, 2019	39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	$ 3,037				3,037
Issued pursuant to agency agreement, shares	11,909,196
March 2020 Equity Offering - broker warrants	$ (26)	26
Share issue expense	(214)				(214)
Warrants exercised during the quarter	$ 1,011				1,011
Warrants exercised during the quarter, shares	2,400,000
Stock-based compensation expense			229		229
Net loss				(768)	(768)
Ending balance at Mar. 31, 2020	$ 198,025	668	8,533	(215,613)	(8,387)
Ending balance, shares at Mar. 31, 2020	54,216,877
Beginning balance at Dec. 31, 2020	$ 214,148	1,671	9,401	(239,029)	(13,809)
Beginning balance, share at Dec. 31, 2020	83,184,843
Statement Line Items [Line Items]
Derivative warrants exercised	$ 8,000				8,000
Derivative warrants exercised, shares	8,000,000
Derivative warrants exercised - fair value adjustment	$ 15,722				15,722
January 2021 Equity Offering, net of issuance costs	$ 7,067	3,164			10,231
January 2021 Equity Offering, net of issuance costs, shares	7,419,354
January 2021 Equity Offering-broker warrants	$ (1,384)	1,384
February 2021 Equity Offering, net of issuance costs	$ 15,165	5,928			21,093
February 2021 Equity Offering, net of issuance costs, shares	9,585,250
February 2021 Equity Offering-broker warrants	$ (1,238)	1,238
Equity warrants exercised	$ 1,985				1,985
Equity warrants exercised, shares	1,318,675
Options exercised	$ 27		(13)		14
Options exercised, shares	19,568
Stock-based compensation expense			769		769
Net loss				(14,794)	(14,794)
Ending balance at Mar. 31, 2021	$ 259,492	$ 13,385	$ 10,157	$ (253,823)	$ 29,211
Ending balance, shares at Mar. 31, 2021	109,527,690				109,527,690